Employee 401(k) Plan	6 Months Ended
Jan. 31, 2012
Employee 401(k) Plan [Abstract]
Employee 401(k) Plan

9. Employee 401(k) Plan

The Company's employee savings and retirement plan is qualified under Section 401 of the Internal Revenue Code. The plan is available to all regular employees on the Company's U.S. payroll and provides employees with tax-deferred salary deductions and alternative investment options. Employees may contribute up to 25% of their salary up to the statutory prescribed annual limit. Commencing January 1, 2011, the Company matches employees' contributions to the plan by up to $1,000 per participant.